INCOME TAXES - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 16, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provision for (benefit from) income taxes			$ 208,890,000	$ (657,698,000)	$ (27,082,000)
Effective income tax rate			26.70%	530.00%	6.00%
Unrecognized tax benefits		$ 38,917,000	$ 50,862,000	$ 38,917,000	$ 38,452,000	$ 34,425,000
Percentage of realized tax benefits payable pursuant to an agreement	15.00%	15.00%
Net deferred income tax asset			430,400,000
Deferred income taxes		$ 770,498,000	430,339,000	770,498,000
Net deferred tax (liabilities) assets			(16,522,000)	668,457,000
Other long-term liabilities		102,000,000	446,900,000	102,000,000
Operating loss carryforwards, not subject to expiration			30,000,000
Decreased valuation allowance			11,000,000	(687,400,000)
Goodwill		4,677,270,000	9,517,143,000	4,677,270,000	4,417,315,000
Unrecognized tax benefits, penalties accrued		200,000	1,200,000	200,000	100,000
Recognized penalties			1,000,000	200,000	0
Uncertain tax positions that would impact effective tax rate			57,000,000
Provision for income taxes			10,950,000	9,194,000	4,805,000
Income from discontinued operations			$ 16,679,000	$ 20,858,000	$ 32,831,000
Effective income tax rate discontinuing operations			65.70%	44.10%	14.60%
Amount of interest expense accrued		$ 9,400,000	$ 14,700,000	$ 9,400,000	$ 6,000,000
Interest on income tax			5,400,000	3,300,000	$ 1,900,000
Other comprehensive loss				(1,400,000)
TKO Group Holdings Inc [Member]
Provision for (benefit from) income taxes continuing operations			2,500,000
Provision for (benefit from) income taxes discontinued operations			(8,100,000)
Goodwill			16,600,000
IPO [Member]
Provision for (benefit from) income taxes continuing operations				(722,000,000)
Provision for (benefit from) income taxes discontinued operations				$ 36,000,000
Federal [Member]
Operating loss carryforwards, domestic			$ 93,700,000
operating loss carryforwards expiration description			2024 through 2037
Operating loss carryforwards, subject to expiration			$ 63,700,000
Foreign [Member]
Operating loss carryforwards, foreign			$ 51,000,000
operating loss carryforwards expiration description			2024 through 2033
Operating loss carryforwards, expiration period			5 years
Capital loss carryforwards			$ 9,900,000
foreign tax credit carryforwards			131,500,000
State [Member]
Provision for (benefit from) income taxes			$ 16,200,000
operating loss carryforwards expiration description			2024 through 2043
Tax Receivable Agreement [Member]
Percentage of realized tax benefits payable pursuant to an agreement			85.00%
Interest on income tax			$ 40,600,000
Tax liability reduction pursuant to an agreement			$ 990,500,000